Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net income (loss)	$ 334	$ (433)
Cash flow hedging instruments:
Change in unrealized gains and losses	108
Loss in respect of derivative instruments designated for cash flow hedge, net of taxes	(124)
Other comprehensive loss	(16)
Comprehensive income (loss)	$ 318	$ (433)